FT Confluence BDC & Specialty Finance Income ETF Performance Management - FT Confluence BDC & Specialty Finance Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	On May 5, 2025, the shareholders of First Trust Specialty Finance and Financial Opportunities Fund, a Massachusetts business trust that is registered as a closed-end management investment company (the “Target Fund”), approved an Agreement and Plan of Reorganization (the “Plan”) by and between the Target Fund and the Trust, on behalf of the Fund, pursuant to which the Target Fund would: (i) transfer all of its assets to the Fund in exchange solely for newly issued shares of the Fund and the Fund’s assumption of all of the liabilities of the Target Fund; and (ii) immediately distribute such newly issued shares of the Fund to shareholders of the Target Fund (the “Reorganization”). As a result of the Reorganization, the Fund has assumed the performance history of First Trust Specialty Finance and Financial Opportunities Fund (the “Predecessor Fund”). The bar chart and table below provide some indication of the risks of investing in the Predecessor Fund by showing you how the performance of the Predecessor Fund has varied from year to year, from its inception on May 25, 2007, until the date of the Reorganization on June 30, 2025. As the Predecessor Fund and Fund have a number of differences, including that the Predecessor Fund is a closed-end fund which utilizes leverage while the Fund is an exchange-traded fund which does not utilize leverage, the Predecessor Fund’s past performance is not indicative of how the Fund will, or is expected to, perform in the future. Accordingly, any Fund performance and historical returns shown below that incorporates Predecessor Fund performance prior to June 30, 2025 is not indicative of the performance that the Fund would have generated.The bar chart and table below illustrate the annual calendar year returns of the Fund (having assumed the performance of the Predecessor Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of two market indices, a blended benchmark and a broad-based securities market index. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund (having assumed the performance of the Predecessor Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance (having assumed the performance of the Predecessor Fund) from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of two market indices, a blended benchmark and a broad-based securities market index.
Bar Chart [Heading]	FT Confluence BDC & Specialty Finance Income ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter35.37%June 30, 2020Worst Quarter-63.72%March 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Market Index Changed	The Blended Benchmark consists of a 70/20/10 blend of the MVIS U.S. Business Development Companies Index, the FTSE NARIET Mortgage REIT Index and the S&P SmallCap Financials Index. The Blended Benchmark returns are calculated by using the monthly return of the three indices during each period shown above. At the beginning of each month, the three indices are rebalanced, to account for divergence from that ratio that occurred during the course of each month to the ratios noted above. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above. Since the MVIS U.S. Business Development Companies Index had an inception date of August 4, 2011, the performance of the Blended Benchmark is not available for all of the periods disclosed.
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
FT Confluence BDC & Specialty Finance Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(63.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020